Share-Based Compensation - Movements of share options under the Koolearn Pre IPO Share Option Scheme (Detail) - Kooleam pre ipo share option scheme [Member] - $ / shares	12 Months Ended
	May 31, 2021	May 31, 2020
Number of share options outstanding, Beginning balance	39,251,485	44,740,485
Number of share options, Forfeited	(680,500)	(2,360,000)
Number of share options, Exercised	(1,668,000)	(3,129,000)
Number of share options outstanding, Ending balance	36,902,985	39,251,485
Weighted average exercise prices, Options outstanding, Beginning balance	$ 1.13	$ 1.13
Weighted average exercise prices, Options, Forfeited	1.13	1.13
Weighted average exercise prices, Exercised	1.13	1.13
Weighted average exercise prices, Options outstanding, Ending balance	$ 1.13	$ 1.13